ROPES & GRAY LLP

1211 AVENUE OF THE AMERICAS

NEW YORK, NEW YORK 10036

July 17, 2014	R. Brent Bates
Phone: 212-596-9143
Fax: 646-728-1542
Brent.Bates@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Blackstone Alternative Alpha Fund (the “Fund”) (File Nos. 811-22634 and 333-196629)

Ladies and Gentlemen:

We are filing today via EDGAR Pre-Effective Amendment No. 1 to the Fund’s Registration Statement No. 333-196629 on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 7 to the Fund’s Registration Statement No. 811-22634 pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of Blackstone Alternative Alpha Fund, a Massachusetts business trust (“Amendment No. 7”).

This Amendment No. 7 is being filed for the purposes of implementing comments provided to us by Larry L. Greene, the Fund’s SEC staff reviewer, with respect to the Fund’s Registration Statement under the Securities Act and the 1940 Act, filed on June 10, 2014, and to provide certain other minor updates.

No fees are required in connection with this filing. If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned.

Sincerely,

/s/ R. Brent Bates

R. Brent Bates

Enclosures

cc:	James Hannigan, Esq., Blackstone Alternative Asset Management L.P.

Ari Pena, Blackstone Alternative Asset Management L.P.

James E. Thomas, Esq.